Commitments and Contingencies (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended							6 Months Ended
	Aug. 31, 2023	Dec. 31, 2022 USD ($)	Jun. 30, 2025 USD ($) Vessel Capacity Installment	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($) Installment Vessel Capacity	Jun. 30, 2024 USD ($) Vessel Installment Capacity	Mar. 31, 2024 USD ($) Vessel Installment Capacity	Sep. 30, 2023 USD ($) Vessel Capacity Installment	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($) Vessel Capacity	Jun. 30, 2024 USD ($) Vessel Capacity	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity										7,700	5,300
Deposits for vessels acquisitions			$ 265,889							$ 265,889		$ 444,897
Other Assets, Noncurrent			69,176							69,176		61,749
Contractual Obligation			186,295							186,295
Property, Plant and Equipment, Transfers and Changes											$ 40,495
Initial direct costs			35,314
Four Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity						115,000		115,000
Increase (Decrease) in Deposits Outstanding								$ 27,562
Deposits for vessels acquisitions			67,375							67,375
Number of vessels | Vessel						4		4			4
Contractual Obligation								$ 33,688
Date of expected delivery of vessel								during 2026
Number of installments | Installment								4
Additional features								$ 3,300
Advances for vessel acquisitions			12,250							12,250		55,125
Four Aframax/ LR2 newbuilding tanker vessels [Member] | First Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding						$ 34,238
Contractual Obligation						28,012					$ 28,012
Property, Plant and Equipment, Transfers and Changes						$ 62,250
Date of expected delivery of vessel						during 2027
Number of installments | Installment						4
Additional features						$ 3,300
Four Aframax/ LR2 newbuilding tanker vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding						34,650
Deposits for vessels acquisitions			$ 62,625							62,625
Contractual Obligation						28,350					$ 28,350
Property, Plant and Equipment, Transfers and Changes						$ 63,000
Date of expected delivery of vessel						first half of 2028
Number of installments | Installment						4
Additional features						$ 3,300
Advances for vessel acquisitions												62,625
Two Aframax/ LR2 Newbuilding Scrubber-fitted Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity			115,000				115,000
Increase (Decrease) in Deposits Outstanding			$ 31,600	$ 27,562
Deposits for vessels acquisitions			$ 18,375							$ 18,375
Number of vessels | Vessel			2				2			2
Contractual Obligation			$ 31,600				$ 33,688			$ 31,600
Property, Plant and Equipment, Transfers and Changes			$ 63,200				$ 61,250
Date of expected delivery of vessel			during the first half of 2027				during the first half of 2027
Number of installments | Installment			4		4		4
Additional features			$ 3,300				$ 3,300
Advances for vessel acquisitions												$ 18,375
Four Aframax/ LR2 newbuilding tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes								$ 61,250
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description		ten years							ten years
Increase (Decrease) in Deposits Outstanding		$ 18,000							$ 18,000
Other Assets, Noncurrent			12,111							12,111
Date of expected delivery of vessel		second half of 2025 and the first half of 2026							second half of 2026
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													$ 9,000
One Newbuilding Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Other Assets, Noncurrent			12,447							12,447
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description	ten years
Increase (Decrease) in Deposits Outstanding									$ 20,000
Other Assets, Noncurrent			13,232							13,232
Date of expected delivery of vessel									first half of 2027
Two newbuilding Japanese MR2 Product Tankers [member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													$ 10,000
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding					$ 82,200	$ 82,200
Deposits for vessels acquisitions			41,100							41,100
Number of vessels | Vessel					2	2					2
Contractual Obligation					$ 20,550	$ 20,550					$ 20,550
Vessel capacity in TEU | Capacity					7,900	7,900
Property, Plant and Equipment, Transfers and Changes					$ 102,750	$ 102,750
Date of expected delivery of vessel						2026
Number of installments | Installment						4
Additional features					$ 3,250	$ 3,250
Advances for vessel acquisitions			$ 41,100							$ 41,100
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member] | First Vessel [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel					during the second half of 2026
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member] | Second Vessel [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel					first half of 2027